CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows From Operating Activities:
Net loss	$ (7,907,712)	$ (519,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from written off property and equipment	24,492	11
Depreciation and amortization	167,293	241,218
Provision for credit losses	1,752,050	401,833
Share-based compensation	450,780
Changes in operating assets and liabilities:
Accounts receivable	824,139	(1,943,829)
Accounts receivable - related party	(332,832)
Inventories	42,434	150,967
Deferred contract costs	(224,617)	315,747
Due from related parties	(9,462)	26,052
Prepayments and other current assets	(6,610,317)	232,979
Long term deposits	(12,209)	10,633
Accounts payable	819,891	(733,088)
Deferred revenue	39,239	(298,462)
Due to related parties	12,571	(19,906)
Accrued expenses and other liabilities	1,812,727	315,580
Net cash used in operating activities	(9,151,533)	(1,819,988)
Cash flows from investing activities
Acquisition of property and equipment	(64,573)	(144,366)
Capital injection from minority shareholder		(18,413)
Net cash used in investing activities	(64,573)	(162,779)
Cash Flows From Financing Activities:
Proceeds from bank loans	2,534,529	4,710,170
Repayment of bank loans	(2,885,139)	(3,152,082)
Sales of public shares through public offering	12,188,137
Net cash provided by financing activities	11,837,527	1,558,088
Effect of exchange rate changes on cash and restricted cash	662,243	(3,792)
Net increase (decrease) in cash and restricted cash	3,283,664	(428,471)
Cash and restricted cash at beginning of the year	798,958	1,227,429
Cash and restricted cash at end of the year	4,082,622	798,958
Supplemental Cash Flow Information
Cash paid for interest expense	153,378	197,954
The following table identifies the balance sheet line items included in cash and restricted cash presented in the consolidated statements of cash flows:
Cash	4,082,622	673,397
Restricted cash		125,561
Total	4,082,622	798,958
Share issuance under equity line of credit included in deferred offering cost	$ 1,320,000